Capital Requirements (Capital Amounts and Ratios) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Parent Company
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 1,833,174	$ 1,711,682
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	18.58%	17.55%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 2,018,488	$ 1,925,905
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	1,953,711	1,859,536
Tier 1 Capital (to Average Assets), Actual Amount	$ 1,953,711	$ 1,859,536
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	20.46%	19.74%
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	19.80%	19.06%
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	16.65%	15.87%
Parent Company | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 690,746	$ 621,850
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	7.00%	6.375%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 1,036,118	$ 963,258
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	838,762	768,168
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	$ 469,267	$ 468,593
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	10.50%	9.875%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.50%	7.875%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
International Bank of Commerce, Laredo
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 1,268,078	$ 1,201,462
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	18.23%	17.24%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 1,315,453	$ 1,248,107
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	1,268,078	1,201,462
Tier 1 Capital (to Average Assets), Actual Amount	$ 1,268,078	$ 1,201,462
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	18.91%	17.91%
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	18.23%	17.24%
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	15.21%	14.45%
International Bank of Commerce, Laredo | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 486,950	$ 444,207
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 452,168	$ 452,917
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	7.00%	6.375%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.50%	6.50%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 730,425	$ 688,086
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	695,643	696,796
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	591,296	548,727
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	556,514	557,437
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	333,576	332,507
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 416,970	$ 415,634
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	10.50%	9.875%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.50%	7.875%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	8.00%	8.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%
International Bank Of Commerce Oklahoma
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 201,202	$ 188,997
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	16.91%	13.95%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 206,807	$ 198,293
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	201,202	188,997
Tier 1 Capital (to Average Assets), Actual Amount	$ 201,202	$ 188,997
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	17.38%	14.64%
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	16.91%	13.95%
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	14.79%	12.53%
International Bank Of Commerce Oklahoma | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 83,303	$ 86,344
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 77,353	$ 88,037
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	7.00%	6.375%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.50%	6.50%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 124,955	$ 133,749
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	119,004	135,442
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	101,154	106,660
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	95,203	108,354
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	54,406	60,344
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 68,007	$ 75,430
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	10.50%	9.875%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.50%	7.875%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	8.00%	8.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%
International Bank of Commerce, Brownsville
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 185,112	$ 177,456
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	22.70%	24.73%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 192,417	$ 183,554
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	185,112	177,456
Tier 1 Capital (to Average Assets), Actual Amount	$ 185,112	$ 177,456
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	23.60%	25.58%
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	22.70%	24.73%
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	17.41%	17.25%
International Bank of Commerce, Brownsville | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 57,084	$ 45,741
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 53,006	$ 46,638
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	7.00%	6.375%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.50%	6.50%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 85,626	$ 70,854
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	81,548	71,750
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	69,316	56,503
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	65,239	57,400
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	42,529	41,144
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 53,161	$ 51,430
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	10.50%	9.875%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.50%	7.875%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	8.00%	8.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%
International Bank of Commerce, Zapata
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 72,402	$ 70,984
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	36.46%	30.77%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 74,737	$ 73,726
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	72,402	70,984
Tier 1 Capital (to Average Assets), Actual Amount	$ 72,402	$ 70,984
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	37.63%	31.96%
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	36.46%	30.77%
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	19.08%	16.22%
International Bank of Commerce, Zapata | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 13,902	$ 14,707
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 12,909	$ 14,996
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	7.00%	6.375%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.50%	6.50%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 20,853	$ 22,782
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	19,860	23,070
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	16,881	18,168
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	15,888	18,456
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	15,179	17,507
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 18,974	$ 21,884
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	10.50%	9.875%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.50%	7.875%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	8.00%	8.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%
Commerce Bank
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 91,239	$ 89,305
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	34.83%	32.95%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 93,396
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	91,239	$ 90,894
Tier 1 Capital (to Average Assets), Actual Amount	$ 91,239	$ 89,305
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	35.65%	33.54%
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	34.83%	32.95%
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	18.18%	15.53%
Commerce Bank | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 18,336	$ 17,276
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 17,026	$ 17,615
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	7.00%	6.375%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.50%	6.50%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 27,504	$ 26,761
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	26,195	27,100
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	22,265	21,341
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	20,956	21,680
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	20,073	23,000
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 25,091	$ 28,750
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	10.50%	9.875%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.50%	7.875%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	8.00%	8.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%